UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09259

Morgan Stanley Total Market Index Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Total Market Index Fund

Portfolio of Investments October 31, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (98.3%)
	Advertising/Marketing Services (0.3%)
365	Arbitron Inc. *	$18,476
4,218	Gemstar-TV Guide International, Inc. *	29,062
622	Getty Images, Inc. *	17,572
1,016	Harris Interactive Inc. *	4,684
860	Harte-Hanks Inc.	15,162
965	infoUSA, Inc.	10,152
4,404	Interpublic Group of Companies, Inc. (The) *	45,581
879	Lamar Advertising Co. (Class A) *	46,991
636	Nautilus Group, Inc.	4,089
3,239	Omnicom Group, Inc.	165,124
614	R.H. Donnelley Corp. *	33,678
693	Valassis Communications, Inc. *	6,826
1,398	ValueClick, Inc. *	38,012
		435,409
	Aerospace & Defense (1.6%)
620	AAR Corp. *	19,871
441	Alliant Techsystems, Inc. *	48,682
6,748	Boeing Co. (The)	665,285
481	Cubic Corp.	21,645
710	Curtiss-Wright Corp.	39,966
483	DRS Technologies, Inc.	27,743
385	EDO Corp.	22,330
308	ESCO Technologies Inc. *	12,748
409	Esterline Corp. *	22,405
931	FLIR Systems, Inc. *	64,602
804	GenCorp Inc. *	9,471
3,143	General Dynamics Corp.	285,887
1,163	Goodrich Corp.	81,015
1,132	L-3 Communications Holdings, Inc.	124,112
3,250	Lockheed Martin Corp.	357,630
573	Moog Inc. (Class A) *	26,444
2,983	Northrop Grumman Corp.	249,438
874	Orbital Sciences Corp. © *	22,313
1,281	Precision Castparts Corp.	191,907
4,182	Raytheon Co.	266,017
1,592	Rockwell Collins, Inc.	119,098
97	Sequa Corp. (Class A) *	16,861
490	Teledyne Technologies Inc. *	25,632
309	Triumph Group, Inc. *	24,603
		2,745,705
	Agricultural Commodities/Milling (0.2%)
5,604	Archer-Daniels-Midland Co.	200,511
1,130	Bunge Ltd.	130,165
987	Corn Products International, Inc.	41,987
		372,663
	Air Freight/Couriers (0.6%)
1,681	C.H. Robinson Worldwide, Inc.	83,916
628	Con-way Inc.	26,759
2,006	Expeditors International of Washington, Inc.	101,604
2,651	FedEx Corp.	273,954
383	Forward Air Corp.	12,497
613	Pacer International, Inc.	9,036
5,795	United Parcel Service, Inc. (Class B)	435,204
600	UTI Worldwide Inc.	15,306
		958,276
	Airlines (0.2%)
1,447	AirTran Holdings, Inc. *	15,063
520	Alaska Air Group, Inc. *	13,208
1,710	AMR Corp. *	41,040
995	Continental Airlines, Inc. (Class B) *	34,178
625	ExpressJet Holdings, Inc. *	2,075

678	Frontier Airlines Holdings	4,780
2,132	JetBlue Airways Corp. *	19,465
615	Mesa Air Group, Inc. *	2,860
787	SkyWest, Inc.	21,477
7,255	Southwest Airlines Co.	103,094
950	UAL Corp.	45,505
477	US Airways Group Inc. *	13,194
		315,939
	Alternative Power Generation (0.0%)
1,401	Covanta Holding Corp.	37,981
1,140	Plug Power, Inc. *	3,979
		41,960
	Aluminum (0.2%)
8,164	Alcoa, Inc.	323,213

	Apparel/Footwear (0.4%)
733	Brown Shoe Co., Inc.	14,953
3,579	Coach, Inc. *	130,848
269	Columbia Sportswear Co. *	13,114
716	Finish Line, Inc. (Class A)	2,685
510	Guess ? Inc. *	26,209
1,023	Hanesbrands, Inc.	31,754
1,303	Jones Apparel Group, Inc.	27,285
290	Kellwood Co.	4,805
158	Kenneth Cole Productions, Inc. (Class A)	2,950
337	K-Swiss, Inc. (Class A)	7,886
1,053	Liz Claiborne, Inc.	29,979
3,294	Nike, Inc. (Class B)	218,260
314	Oxford Industries, Inc.	8,136
592	Phillips-Van Heusen Corp.	28,298
653	Polo Ralph Lauren Corp.	44,926
1,543	Quiksilver, Inc.	20,831
726	Timberland Co. (Class A) *	14,164
817	V.F. Corp.	71,185
893	Wolverine World Wide, Inc.	22,897
		721,165
	Apparel/Footwear Retail (0.5%)
873	Abercrombie & Fitch Co. (Class A)	69,142
1,123	Aeropostale *	25,717
1,983	American Eagle Outfitters, Inc. *	47,156
755	AnnTaylor Stores Corp. *	23,397
295	bebe stores, inc.	4,103
213	Buckle (The), Inc.	9,180
594	Cato Corp. (The) (Class A)	11,928
1,567	Charming Shoppes, Inc. *	11,627
1,998	Chico’s FAS, Inc. *	26,254
320	Children’s Place Retail Stores, Inc. (The) *	8,192
443	Christopher & Banks Corp.	6,078
595	Dress Barn, Inc. *	9,752
1,790	Foot Locker, Inc.	26,653
5,688	Gap, Inc. (The)	107,503
575	Gymboree Corp. (The) *	19,567
896	Hot Topic, Inc. *	6,863
3,250	Limited Brands, Inc.	71,533
593	Men’s Wearhouse, Inc. (The) *	25,060
2,188	Nordstrom, Inc.	86,295
1,050	Pacific Sunwear of California, Inc. *	17,556
925	Payless Shoesource, Inc.	17,103
1,529	Ross Stores, Inc.	41,314
484	Stage Stores, Inc.	9,080
437	Stein Mart, Inc.	2,871
421	Talbot’s, Inc. (The)	6,193
4,286	TJX Companies, Inc. (The)	123,994
558	Tween Brands Inc. *	17,131
1,436	Urban Outfitters, Inc. *	36,288
		867,530
	Auto Parts: O.E.M. (0.4%)
676	American Axle & Manufacturing Holdings, Inc.	18,563
760	ArvinMeritor, Inc.	11,271

652	BorgWarner, Inc.	68,923
1,403	Eaton Corp.	129,890
2,135	Gentex Corp.	44,365
5,589	Johnson Controls, Inc.	244,351
934	Lear Corp.	33,185
531	Modine Manufacturing Co.	12,351
125	Proliance International Inc. *	314
226	Sauer-Danfoss, Inc.	5,853
356	Superior Industries International, Inc.	7,195
1,979	Visteon Corp. *	12,566
1	WABCO HOLDINGS INC	51
		588,878
	Automotive Aftermarket (0.1%)
464	Barnes Group, Inc.	17,043
679	CLARCOR Inc.	24,756
2,203	Goodyear Tire & Rubber Co. (The) *	66,420
		108,219
	Beverages: Alcoholic (0.3%)
6,862	Anheuser-Busch Companies, Inc.	351,883
702	Brown-Forman Corp. (Class B)	51,934
1,978	Constellation Brands Inc. (Class A) *	49,687
1,316	Molson Coors Brewing Co. (Class B)	75,315
		528,819
	Beverages: Non-Alcoholic (1.6%)
20,480	Coca-Cola Co. (The)	1,264,845
2,482	Coca-Cola Enterprises Inc.	64,060
500	Hansen Natural Corp.	34,000
1,389	Pepsi Bottling Group, Inc. (The)	59,838
937	PepsiAmericas, Inc.	33,470
15,550	PepsiCo, Inc.	1,146,346
		2,602,559
	Biotechnology (1.8%)
618	Adolor Corp. *	2,163
890	Affymetrix, Inc. *	22,659
426	Alexion Pharmaceuticals, Inc. *	32,589
1,236	Alkermes, Inc. *	20,023
11,038	Amgen Inc. *	641,418
1,091	Amylin Pharmaceuticals, Inc. *	49,117
721	Antigenics Inc. *	1,846
837	ARIAD Pharmaceuticals, Inc. *	4,269
3,202	Biogen Idec Inc. *	238,357
1,340	BioMarin Pharmaceutical, Inc. *	37,158
1,529	Bruker BioSciences Corp. *	15,825
3,221	Celgene Corp. *	212,586
717	Cell Genesys, Inc. *	2,438
664	Cephalon, Inc. *	48,963
864	Charles River Laboratories International, Inc. *	50,112
728	Cubist Pharmaceuticals, Inc. *	17,035
689	CV Therapeutics, Inc. *	7,055
809	Dendreon Corp. *	6,043
773	Discovery Laboratories, Inc. *	1,925
807	Enzo Biochem, Inc. *	9,773
1,051	Enzon Pharmaceuticals, Inc. *	10,016
1,339	Exelixis, Inc. *	14,729
4,340	Genentech, Inc. *	321,724
624	Gen-Probe Inc. *	43,692
2,391	Genzyme Corp. *	181,644
647	Geron Corp. *	4,943
8,663	Gilead Sciences, Inc. *	400,144
2,017	Human Genome Sciences, Inc. *	19,081
920	ImClone Systems, Inc. *	39,698
924	Immunomedics, Inc. *	2,125
1,354	Incyte Corp. *	11,726
713	InterMune Inc. *	14,203
610	Invitrogen Corp. *	55,431
1,222	Lexicon Genetics Inc. *	4,411
532	Martek Biosciences Corp. *	16,253
677	Maxygen Inc. *	5,125
1,463	Medarex, Inc. *	17,483

686	Medicines Company (The) *

		13,137
1,124	MGI Pharma, Inc. *	36,620
3,589	Millennium Pharmaceuticals, Inc. *	42,422
617	Millipore Corp. *	47,910
527	Myriad Genetics, Inc. *	29,175
849	Nabi Biopharmaceuticals *	3,277
533	Neurocrine Biosciences, Inc. *	4,930
812	NPS Pharmaceuticals, Inc. *	3,703
569	Onyx Pharmaceuticals, Inc. *	26,578
755	OSI Pharmaceuticals Inc. *	31,385
1,403	PDL BioPharrma Inc.	29,744
968	Regeneron Pharmaceuticals, Inc. *	21,296
814	SciClone Pharmaceuticals, Inc. *	1,734
690	SuperGen, Inc. *	3,112
486	Techne Corp. *	31,707
700	Telik, Inc. *	2,870
456	Trimeris, Inc. *	3,315
563	VERMILLION INC	563
1,071	Vertex Pharmaceuticals Inc. *	34,636
1,445	XOMA Ltd. *	5,303
660	ZymoGenetics, Inc. *	8,877
		2,966,076
	Broadcasting (0.2%)
1,952	Citadel Broadcasting Corp.	8,589
4,374	Clear Channel Communications, Inc.	165,206
450	Cox Radio, Inc. (Class A) *	5,436
996	Cumulus Media, Inc. (Class A) *	10,269
521	Emmis Communications Corp. (Class A) *	2,704
644	Entercom Communications Corp. *	11,946
854	Entravision Communications Corp. (Class A) *	7,771
168	Fisher Communications, Inc. *	8,109
805	Gray Television, Inc.	7,615
502	Hearst-Argyle Television, Inc.	11,195
567	Lin TV Corp. (Class A) *	8,261
1,395	Radio One, Inc. (Class A) *	4,868
350	Salem Communications Corp. *	2,800
1,141	Sinclair Broadcast Group, Inc. (Class A) *	13,738
13,086	Sirius Satellite Radio Inc. *	43,969
671	Spanish Broadcasting System, Inc. (Class A) *	1,745
1,299	Westwood One, Inc.	2,780
2,704	XM Satellite Radio Holdings Inc. (Class A) *	35,909
		352,910
	Building Products (0.1%)
1,638	American Standard Companies, Inc.	61,048
577	Griffon Corp. *	8,903
731	Lennox International Inc.	26,097
3,718	Masco Corp.	89,529
448	Simpson Manufacturing Co., Inc.	13,436
345	Watsco, Inc.	14,366
		213,379
	Cable/Satellite TV (0.7%)
1,894	Cablevision Systems New York Group (Class A) *	55,551
5,608	Charter Communications, Inc. (Class A) *	11,609
28,307	Comcast Corp. (Class A) *	595,862
7,892	DIRECTV Group, Inc. (The) *	208,980
2,109	EchoStar Communications Corp. (Class A) *	103,257
4,301	Liberty Global Inc. (Class A) *	168,814
961	Mediacom Communications Corp. *	5,526
		1,149,599
	Casino/Gaming (0.5%)
434	Ameristar Casinos, Inc.	14,127
575	Bally Technologies Inc. *	23,190
676	Boyd Gaming Corp.	28,270
258	Churchill Downs Inc.	13,119
1,769	Harrah’s Entertainment, Inc.	156,114
3,147	International Game Technology	137,241
272	Isle of Capri Casinos, Inc. *	5,508
961	Las Vegas Sands Corp. *	127,890
1,189	MGM Mirage *	108,924

512	Multimedia Games, Inc. *	4,516
841	Penn National Gaming, Inc. *	51,932
455	Shuffle Master, Inc. *	6,224
512	Station Casinos, Inc.	45,978
694	Wynn Resorts, Ltd. *	112,032
		835,065
	Catalog/Specialty Distribution (0.1%)
852	Insight Enterprises, Inc. *	23,549
6,556	Liberty Media Corp - Interactive (Series A) *	139,184
701	Valuevision Media Inc. (Class A) *	3,624
		166,357
	Chemicals: Agricultural (0.4%)
5,066	Monsanto Co.	494,594
657	Scotts Miracle - Gro Company (The) (Class A)	30,150
1,613	The Mosaic Company *	112,587
		637,331
	Chemicals: Major Diversified (0.6%)
747	Cabot Corp.	26,152
9,035	Dow Chemical Co. (The)	406,936
8,611	Du Pont (E.I.) de Nemours & Co.	426,331
789	Eastman Chemical Co.	52,540
1,505	Hercules Inc.	28,309
1,428	Rohm & Haas Co.	74,085
		1,014,353
	Chemicals: Specialty (0.6%)
1,954	Air Products & Chemicals, Inc.	191,199
875	Airgas, Inc.	44,161
930	Albemarle Corp.	44,417
439	Arch Chemicals, Inc.	20,027
682	Ashland Inc.	40,047
324	Cambrex Corp.	3,690
3,217	Chemtura Corp.	29,982
538	Cytec Industries, Inc.	35,890
1,010	FMC Corp.	58,075
689	Georgia Gulf Corp.	8,337
114	Kronos Worldwide, Inc.	2,141
737	Lubrizol Corp. (The)	50,028
2,232	Lyondell Chemical Co.	105,908
133	NL Industries, Inc.	1,471
554	OM Group, Inc. *	29,351
1,634	Polyone Corp. *	13,056
3,038	Praxair, Inc.	259,688
576	Schulman (A.), Inc.	13,599
671	Sensient Technologies Corp.	20,056
1,249	Sigma-Aldrich Corp.	64,536
288	Tronox Inc. (Class B)	2,370
214	Valhi, Inc.	5,712
834	Verenium Corp.	4,437
		1,048,178
	Coal (0.2%)
1,338	Arch Coal, Inc.	54,858
1,768	CONSOL Energy, Inc.	99,892
200	Foundation Coal Holdings, Inc.	8,544
1,061	Massey Energy Co.	33,612
2,453	Peabody Energy Corp.	136,755
		333,661
	Commercial Printing/Forms (0.1%)
659	Bowne & Co., Inc.	11,453
671	Deluxe Corp.	27,068
2,170	Donnelley (R.R.) & Sons Co.	87,429
552	Standard Register Co.	7,082
		133,032
	Computer Communications (1.4%)
4,882	3Com Corp. *	23,824
1,325	Adaptec, Inc. *	4,677
597	Avocent Corp. *	16,137
4,867	Brocade Communications Systems, Inc.	46,285
57,575	Cisco Systems, Inc. *	1,903,429
528	Echelon Corp. *	11,642

1,137	Emulex Corp. *	24,627
2,762	Extreme Networks, Inc. *	12,098
1,052	F5 Networks, Inc. *	37,904
851	FalconStor Software, Inc. *	11,940
3,935	Finisar Corp. *	9,129
1,763	Foundry Networks, Inc. *	37,270
539	Ixia *	5,638
5,437	Juniper Networks, Inc. *	195,732
1,890	MRV Communications, Inc. *	5,368
552	NETGEAR, Inc. *	19,508
1,974	QLogic Corp. *	30,656
		2,395,864
	Computer Peripherals (0.6%)
608	Avid Technology, Inc. *	17,869
759	Dot Hill Systems Corp. *	2,285
718	Electronics for Imaging, Inc. *	16,370
22,147	EMC Corp. *	562,312
453	Imation Corp.	10,093
999	Lexmark International, Inc. (Class A) *	41,948
3,603	Network Appliance, Inc. *	113,458
3,104	Quantum Corp. - DLT & Storage Systems *	12,416
4,926	Seagate Technology (Cayman Islands) *	137,140
6,106	Seagate Technology (Escrow) * (a)	0
417	Sonic Solutions *	5,004
2,285	Western Digital Corp. *	59,227
942	Zebra Technologies Corp. (Class A) *	36,823
		1,014,945
	Computer Processing Hardware (2.2%)
7,943	Apple Inc. *	1,508,773
338	Cray Inc. *	2,052
18,797	Dell Inc. *	575,188
26,112	Hewlett-Packard Co.	1,349,468
1,707	NCR Corp. *	47,096
1,188	Palm, Inc. *	10,716
32,742	Sun Microsystems, Inc. *	186,957
		3,680,250
	Construction Materials (0.2%)
553	AMCOL International Corp.	22,308
685	Eagle Materials Inc.	27,064
646	Florida Rock Industries, Inc.	40,653
499	Martin Marietta Materials, Inc.	64,546
412	Texas Industries, Inc.	30,101
392	Trex Co., Inc. *	4,249
472	USG Corp. *	18,762
843	Vulcan Materials Co.	72,085
		279,768
	Consumer Sundries (0.0%)
658	American Greetings Corp. (Class A)	17,332
597	Blyth Industries, Inc.	11,397
351	Central Garden & Pet Co. *	2,910
702	Central Garden & Pet Co. (Class A)	5,840
507	Oakley, Inc.	14,830
		52,309
	Containers/Packaging (0.3%)
882	Aptargroup, Inc.	39,425
1,043	Ball Corp.	51,712
1,247	Bemis Company, Inc.	35,116
543	Caraustar Industries, Inc. *	2,194
1,968	Crown Holdings, Inc. *	48,806
480	Greif, Inc.	30,528
644	Myers Industries, Inc.	13,646
1,751	Owens-Illinois, Inc. *	77,779
1,051	Packaging Corp. of America	33,464
1,526	Pactiv Corp. *	41,919
681	Rock-Tenn Co. (Class A)	19,858
1,629	Sealed Air Corp.	40,611
370	Silgan Holdings, Inc.	20,191
2,934	Smurfit-Stone Container Corp. *	35,531
1,114	Sonoco Products Co.	34,445

1,095	Temple-Inland Inc.	58,769
		583,994
	Contract Drilling (0.7%)
652	Diamond Offshore Drilling, Inc.	73,826
1,443	ENSCO International Inc.	80,072
2,246	GlobalSantaFe Corp.	181,993
2,538	Grey Wolf, Inc. *	14,289
1,238	Helmerich & Payne, Inc.	39,146
2,892	Nabors Industries, Ltd. (Bermuda) *	81,207
2,503	Noble Corp. (Cayman Islands)	132,534
1,844	Patterson-UTI Energy, Inc. *	36,769
1,622	Pride International, Inc. *	59,852
1,244	Rowan Companies, Inc.	48,491
3,049	Transocean Inc. (Cayman Islands) *	363,959
		1,112,138
	Data Processing Services (0.8%)
1,023	Acxiom Corp.	13,442
1,071	Affiliated Computer Services, Inc. (Class A) *	54,257
671	Alliance Data Systems Corp.*	53,948
5,398	Automatic Data Processing, Inc.	267,525
1,424	Broadridge Financial Solutions Inc.	28,480
1,624	Ceridian Corp. *	58,367
877	CheckFree Corp. *	41,684
1,733	Computer Sciences Corp. *	101,190
1,697	Convergys Corp. *	31,106
737	CSG Systems International, Inc. *	15,131
630	DST Systems, Inc. *	53,367
524	Euronet Worldwide, Inc. *	16,784
1,621	Fidelity National Information Services, Inc.	74,760
1,645	Fiserv, Inc. *	91,133
959	Global Payments Inc.	45,610
643	Hewitt Associates, Inc. *	22,685
500	NeuStar, Inc. (Class A) *	17,100
3,152	Paychex, Inc.	131,691
672	Total System Services, Inc.	20,133
742	Tyler Technologies, Inc. *	11,961
7,153	Western Union Co.	157,652
		1,308,006
	Department Stores (0.3%)
908	Dillard’s, Inc. (Class A)	20,911
2,865	Kohl’s Corp. *	157,489
5,207	Macy’s, Inc.	166,780
1,921	Penney (J.C.) Co., Inc.	108,037
1,655	Saks, Inc. *	35,020
		488,237
	Discount Stores (1.3%)
736	99 Cents Only Stores *	7,912
1,617	Big Lots, Inc. *	38,776
949	BJ’s Wholesale Club, Inc. *	34,050
4,420	Costco Wholesale Corp.	297,289
1,274	Dollar Tree Stores, Inc. *	48,794
1,520	Family Dollar Stores, Inc.	38,532
628	Fred’s, Inc.	6,657
892	Sears Holdings Corp. *	120,233
7,387	Target Corp.	453,266
24,177	Wal-Mart Stores, Inc.	1,093,042
		2,138,551
	Drugstore Chains (0.6%)
14,612	CVS Caremark Corp.	610,343
364	Longs Drug Stores Corp.	19,114
6,011	Rite Aid Corp. *	23,503
951	Sally Beauty Holdings, Inc.	8,797
9,473	Walgreen Co.	375,604
		1,037,361
	Electric Utilities (3.1%)
6,141	AES Corp. (The) *	131,479
1,556	Allegheny Energy, Inc. *	94,387
425	Allete Inc.	18,568
1,196	Alliant Energy, Inc.	47,840

1,981	Ameren Corp.	107,093
3,685	American Electric Power Co., Inc.	177,654
3,556	Aquila, Inc. *	14,864
746	Avista Corp.	16,449
533	Black Hills Corp.	23,676
2,946	CenterPoint Energy, Inc.	49,375
308	CH Energy Group, Inc.	14,396
762	Cleco Corp.	20,079
2,472	CMS Energy Corp.	41,950
2,269	Consolidated Edison, Inc.	106,847
1,754	Constellation Energy Group, Inc.	166,104
3,251	Dominion Resources, Inc.	297,889
1,303	DPL, Inc.	37,839
1,732	DTE Energy Co.	85,907
11,276	Duke Energy Corp.	216,161
2,788	Edison International	162,122
772	El Paso Electric Co. *	18,798
445	Empire District Electric Co. (The)	10,702
1,677	Energy East Corp.	46,755
1,935	Entergy Corp.	231,948
6,276	Exelon Corp.	519,527
3,082	FirstEnergy Corp.	214,815
3,559	FPL Group, Inc.	243,507
993	Great Plains Energy Inc.	29,631
1,103	Hawaiian Electric Industries, Inc.	25,590
519	IDACORP, Inc.	18,108
939	Integrys Energy Group, Inc.	50,528
350	MGE Energy Inc.	11,725
2,794	Mirant Corp. *	118,354
1,631	Northeast Utilities	50,284
1,860	NRG Energy, Inc. *	84,928
1,217	NSTAR	42,790
943	OGE Energy Corp.	36,117
422	Otter Tail Power Co.	14,618
1,921	Pepco Holdings, Inc.	54,729
3,231	PG&E Corp.	158,093
1,039	Pinnacle West Capital Corp.	41,976
930	PNM Resources Inc.	23,259
3,558	PPL Corp.	183,949
2,329	Progress Energy, Inc.	111,792
2,302	Public Service Enterprise Group	220,071
1,476	Puget Energy, Inc.	41,697
3,153	Reliant Energy, Inc. *	86,770
1,137	SCANA Corp.	46,151
1,533	Sierra Pacific Resources *	25,862
6,954	Southern Co. (The)	254,934
2,298	TECO Energy, Inc.	38,675
380	UIL Holdings Corp.	13,368
425	UniSource Energy Corp.	13,481
1,177	Westar Energy, Inc.	31,332
1,164	Wisconsin Energy Corp.	55,732
3,960	Xcel Energy, Inc.	89,298
		5,090,573
	Electrical Products (0.5%)
650	Acuity Brands, Inc.	31,070
527	Baldor Electric Co.	21,249
563	Belden CDT Inc.	32,806
499	C&D Technologies, Inc.	2,405
1,841	Cooper Industries Ltd. (Class A) (Bermuda)	96,450
7,689	Emerson Electric Co.	401,904
638	Energizer Holdings, Inc. *	66,543
507	Energy Conversion Devices, Inc. *	13,836
273	Franklin Electric Co., Inc.	11,895
399	Genlyte Group Inc. (The) *	25,975
366	Greatbatch, Inc.	9,099
671	Hubbell, Inc. (Class B) *	36,905
426	Littelfuse, Inc. *	13,560
1,383	Molex Inc.	39,498
1,848	Power-One, Inc. *	10,478

736	Thomas & Betts Corp. *	41,223
		854,896
	Electronic Components (0.4%)
1,892	Amphenol Corporation (Class A)	83,759
878	AVX Corp.	13,565
728	Benchmark Electronics, Inc. *	14,931
1,039	Cree, Inc. *	29,092
675	CTS Corp.	8,336
428	Hutchinson Technology Inc. *	10,156
1,787	Jabil Circuit, Inc.	38,831
1,536	Kemet Corp. *	10,860
1,307	Kopin Corp. *	5,202
1,489	MEMC Electronic Materials, Inc. *	109,025
696	Methode Electronics, Inc.	8,728
682	OmniVision Technologies, Inc. *	15,106
386	Park Electrochemical Corp.	12,090
572	Plexus Corp. *	14,758
1,817	SanDisk Corp. *	80,675
7,066	Sanmina-SCI Corp. *	15,616
126	Superconductor Technologies Inc. *	1,357
607	Technitrol, Inc.	17,852
733	TTM Technologies, Inc. *	9,404
4,736	Tyco Electronics Ltd. (Bermuda)	168,933
307	Vicor Corp.	4,310
2,215	Vishay Intertechnology, Inc. *	27,887
		700,473
	Electronic Distributors (0.1%)
519	Anixter International, Inc.	37,290
1,216	Arrow Electronics, Inc. *	48,616
1,471	Avnet, Inc. *	61,370
1,646	Ingram Micro Inc. (Class A) *	34,961
2,178	Safeguard Scientifics, Inc. *	5,118
478	ScanSource, Inc. *	17,657
800	Tech Data Corp. *	31,464
		236,476
	Electronic Equipment/Instruments (0.4%)
4,118	Agilent Technologies, Inc. *	151,748
640	Checkpoint Systems, Inc. *	19,360
588	Coherent, Inc. *	19,286
760	Diebold, Inc.	31,798
243	Dionex Corp. *	21,384
267	DTS, Inc. *	7,591
682	Intermec Inc.	17,336
400	Itron, Inc. *	42,996
2,304	JDS Uniphase Corp. *	35,159
413	Mercury Computer Systems, Inc. *	6,459
707	National Instruments Corp.	22,935
605	Newport Corp. *	8,270
1,537	Rockwell Automation, Inc.	105,869
525	SeaChange International, Inc. *	3,260
1,134	Tektronix, Inc.	42,922
377	Varian, Inc. *	27,857
8,598	Xerox Corp. *	149,949
		714,179
	Electronic Production Equipment (0.6%)
630	Advanced Energy Industries, Inc. *	10,080
1,452	Amkor Technology, Inc. *	16,451
14,853	Applied Materials, Inc.	288,445
716	Asyst Technologies, Inc. *	3,437
560	ATMI, Inc. *	17,998
1,781	Axcelis Technologies, Inc. *	8,353
1,240	Brooks Automation Inc. *	16,095
2,861	Cadence Design Systems, Inc. *	56,076
685	Cognex Corp.	12,316
414	Cohu, Inc.	6,790
1,182	Credence Systems Corp. *	3,605
499	Cymer, Inc. *	21,208
544	Electro Scientific Industries, Inc. *	11,870
1,637	Entegris Inc. *	14,946

427	FEI Co. *	12,387
477	FormFactor Inc. *	18,655
1,874	KLA-Tencor Corp.	98,666
927	Kulicke & Soffa Industries, Inc. *	7,017
1,343	Lam Research Corp. *	67,419
917	LTX Corp. *	3,035
828	Mattson Technology, Inc. *	7,187
1,407	Mentor Graphics Corp. *	22,540
588	MKS Instruments, Inc. *	11,807
1,316	Novellus Systems, Inc. *	37,388
316	Photon Dynamics, Inc. *	3,248
525	Photronics, Inc. *	5,744
1,704	Synopsys, Inc. *	48,155
2,345	Teradyne, Inc. *	28,937
686	Tessera Technologies, Inc. *	26,198
446	Ultratech Stepper, Inc. *	5,169
1,093	Varian Semiconductor Equipment Associates, Inc. *	50,300
319	Veeco Instruments, Inc. *	5,764
		947,286
	Electronics/Appliance Stores (0.1%)
3,718	Best Buy Co., Inc.	180,397
683	Blockbuster, Inc. (Class A)	3,593
1,980	Circuit City Stores - Circuit City Group	15,701
658	Movie Gallery, Inc.	63
1,723	RadioShack Corp.	35,528
		235,282
	Electronics/Appliances (0.1%)
2,834	Eastman Kodak Co.	81,222
620	Harman International Industries, Inc.	52,204
551	Helen of Troy Ltd. *	9,918
758	Whirlpool Corp.	60,018
		203,362
	Engineering & Construction (0.4%)
486	Dycom Industries, Inc. *	13,730
968	EMCOR Group, Inc. *	33,328
788	Fluor Corp.	124,504
600	Foster Wheeler Ltd. (Bermuda)	88,950
531	Granite Construction Inc.	22,737
516	Insituform Technologies, Inc. (Class A) *	7,255
1,143	Jacobs Engineering Group, Inc. *	99,612
1,991	McDermott International, Inc. (Panama) *	121,570
1,439	Quanta Services, Inc. *	47,487
987	Shaw Group Inc. (The) *	73,630
636	URS Corp. *	39,311
		672,114
	Environmental Services (0.2%)
2,852	Allied Waste Industries, Inc. *	36,049
1,425	Newpark Resources, Inc. *	8,935
1,844	Republic Services, Inc.	63,046
993	Tetra Tech, Inc. *	23,187
947	Waste Connections, Inc. *	32,018
5,165	Waste Management, Inc.	187,954
		351,189
	Finance/Rental/Leasing (1.2%)
144	Amerco *	9,292
1,420	AmeriCredit Corp. *	20,036
1,080	Avis Budget Group, Inc.	22,540
4,393	Capital One Financial Corp.	288,137
1,323	CapitalSource, Inc.	24,105
504	Cash American International, Inc.	19,656
756	Centerline Holding Co.	10,433
1,938	CIT Group, Inc.	68,295
299	CompuCredit Corp. *	5,959
5,689	Countrywide Financial Corp.	88,293
6,070	Discover Financial Services	117,151
281	Dollar Thrifty Automotive Group, Inc. *	9,695
78	DORAL FINANCIAL CORP	1,658
9,060	Fannie Mae	516,782
543	Financial Federal Corp.	14,672

6,465	Freddie Mac	337,667
909	Fremont General Corp.	2,518
601	GATX Corp.	24,623
124	Great Lakes Bancorp Inc. *	1,639
751	IndyMac Bancorp, Inc.	10,078
456	Mastercard Inc. Class A *	86,435
477	Ocwen Financial Corp. *	3,558
700	PHH Corp.	15,652
792	Rent-A-Center, Inc. *	12,672
671	Ryder System, Inc.	32,107
3,866	SLM Corp.	182,321
71	Student Loan Corp. (The)	11,792
897	United Rentals, Inc. *	30,668
		1,968,434
	Financial Conglomerates (2.9%)
10,336	American Express Co.	629,979
46,536	Citigroup, Inc. (Note 4)	1,949,858
1,678	Conseco Inc. *	26,496
32,525	JPMorgan Chase & Co.	1,528,675
1,733	Leucadia National Corp. *	87,794
468	National Financial Partners Corp.	25,586
2,603	Principal Financial Group, Inc.	176,145
4,625	Prudential Financial, Inc.	447,330
25	Wesco Financial Corp.	9,950
		4,881,813
	Financial Publishing/Services (0.3%)
365	Advent Software, Inc. *	20,195
662	Dun & Bradstreet Corp. *	64,115
1,343	Equifax, Inc.	51,706
553	FactSet Research Systems Inc.	38,998
632	Interactive Data Corp. *	20,312
3,348	McGraw-Hill Companies, Inc. (The)	167,534
2,290	Moody’s Corp.	100,119
1,578	SEI Investments Co.	49,896
21	Value Line, Inc.	923
		513,798
	Food Distributors (0.1%)
583	Performance Food Group Co. *	15,735
5,806	SYSCO Corp.	199,088
539	United Natural Foods, Inc. *	15,599
		230,422
	Food Retail (0.3%)
721	Casey’s General Stores, Inc.	20,548
6,350	Kroger Co. (The)	186,627
624	Ruddick Corp.	21,216
4,178	Safeway Inc.	142,052
2,000	SUPERVALU, Inc.	77,500
137	Weis Markets, Inc.	6,013
1,330	Whole Foods Market, Inc.	65,888
		519,844
	Food: Major Diversified (0.8%)
2,365	Campbell Soup Co.	87,458
4,856	ConAgra Foods Inc.	115,233
2,659	Del Monte Foods Co. *	27,494
3,326	General Mills, Inc.	192,010
2,983	Heinz (H.J.) Co.	139,545
2,327	Kellogg Co.	122,842
15,940	Kraft Foods Inc. (Class A)	532,555
7,115	Sara Lee Corp.	117,682
525	TreeHouse Foods, Inc. *	14,648
		1,349,467
	Food: Meat/Fish/Dairy (0.1%)
1,336	Dean Foods Co.	37,101
830	Hormel Foods Corp.	30,278
537	Pilgrim’s Pride Corp. (Class B)	15,949
379	Sanderson Farms, Inc.	13,189
1,111	Smithfield Foods, Inc. *	31,852
2,527	Tyson Foods, Inc. (Class A)	39,927
		168,296

	Food: Specialty/Candy (0.3%)
340	American Italian Pasta Co. (Class A)	3,057
729	Chiquita Brands International, Inc.	13,669
104	Farmer Brothers Co.	2,589
1,160	Flowers Foods Inc.	25,450
448	Fresh Del Monte Produce, Inc.	16,253
490	Hain Celestial Group, Inc. *	17,179
1,561	Hershey Foods Co. (The)	67,295
454	Lancaster Colony Corp.	18,237
567	Lance, Inc.	12,009
1,236	McCormick & Co., Inc. (Non-Voting)	43,297
880	NBTY, Inc. *	31,328
355	Ralcorp Holdings, Inc. *	19,986
683	Smucker (J.M.) Co.	36,493
455	Tootsie Roll Industries, Inc.	11,725
2,186	Wrigley (Wm.) Jr. Co.	134,811
		453,378
	Forest Products (0.1%)
1,351	Louisiana-Pacific Corp.	22,237
346	Universal Forest Products, Inc.	12,390
2,310	Weyerhaeuser Co.	175,352
		209,979
	Gas Distributors (0.7%)
923	AGL Resources, Inc.	36,486
1,109	Atmos Energy Corp.	31,107
4,342	Dynegy, Inc. (Class A) *	39,990
770	Energen Corp.	49,280
500	Energy Transfer Partners LP	27,810
1,183	Equitable Resources, Inc.	66,627
372	Laclede Group, Inc. (The)	12,942
1,852	MDU Resources Group, Inc.	52,152
871	National Fuel Gas Co.	42,235
336	New Jersey Resources Corp.	16,548
632	Nicor Inc.	27,347
2,746	NiSource, Inc.	56,156
502	Northwest Natural Gas Co.	24,181
1,061	ONEOK, Inc.	52,986
983	Piedmont Natural Gas Co., Inc.	25,096
1,678	Questar Corp.	95,780
2,159	Sempra Energy	132,800
490	South Jersey Industries, Inc.	18,404
1,325	Southern Union Co. *	41,738
642	Southwest Gas Corp.	19,106
5,637	Spectra Energy Corp.	146,449
1,303	UGI Corp.	34,686
1,063	Vectren Corp.	29,807
698	WGL Holdings Inc.	23,676
		1,103,389
	Home Building (0.2%)
573	Beazer Homes USA Inc.	6,435
219	Brookfield Homes Corp.	3,292
132	Cavco Industries, Inc. *	5,189
1,145	Centex Corp.	28,694
1,069	Champion Enterprises, Inc. *	12,678
2,777	D.R. Horton, Inc.	35,240
502	Hovnanian Enterprises, Inc. *	5,708
881	KB Home	24,351
1,368	Lennar Corp. (Class A)	31,259
291	Levitt Corp. (Class A)	562
472	M.D.C. Holdings, Inc.	19,121
188	M/I Homes, Inc.	3,121
360	Meritage Homes Corp. *	5,792
70	NVR, Inc. *	33,302
446	Palm Harbor Homes, Inc. *	6,347
2,197	Pulte Homes, Inc.	32,603
694	Ryland Group, Inc. (The)	19,730
924	Standard Pacific Corp.	4,435
1,374	Toll Brothers, Inc. *	31,478
261	TOUSA, Inc.	190

632	WCI Communities, Inc. *	3,451
		312,978
	Home Furnishings (0.1%)
383	Ethan Allen Interiors, Inc.	11,819
766	Furniture Brands International, Inc.	9,230
698	Jarden Corp. *	24,793
814	La-Z-Boy, Inc.	6,422
2,038	Leggett & Platt, Inc.	39,598
265	Libbey, Inc.	4,767
587	Mohawk Industries, Inc. *	50,095
2,801	Newell Rubbermaid, Inc.	81,677
919	Select Comfort Corp. *	10,504
		238,905
	Home Improvement Chains (0.7%)
1,419	Fastenal Co.	63,117
19,349	Home Depot, Inc. (The)	609,687
14,380	Lowe’s Companies, Inc.	386,678
1,062	Sherwin-Williams Co.	67,883
		1,127,365
	Hospital/Nursing Management (0.2%)
475	Amsurg Corp. *	12,564
1,019	Community Health Systems Inc. *	33,556
2,532	Health Management Associates, Inc. (Class A)	16,736
438	Kindred Healthcare, Inc. *	9,303
701	LifePoint Hospitals, Inc. *	21,395
824	Manor Care, Inc.	54,862
600	Psychiatric Solutions, Inc.	23,760
682	Sunrise Senior Living, Inc. *	25,234
5,324	Tenet Healthcare Corp. *	18,687
602	Universal Health Services, Inc. (Class B)	29,347
		245,444
	Hotels/Resorts/Cruiselines (0.4%)
4,001	Carnival Corp + (Panama) (Units)	191,968
511	Choice Hotels International, Inc.	19,796
567	Gaylord Entertainment Co. *	30,890
576	Marcus Corp. (The)	11,082
3,382	Marriott International, Inc. (Class A)	139,034
1,975	Royal Caribbean Cruises Ltd. (Liberia)	84,688
2,028	Starwood Hotels & Resorts Worldwide, Inc.	115,312
542	Vail Resorts, Inc. *	32,894
1,941	Wyndham Worldwide Corp. *	63,723
		689,387
	Household/Personal Care (2.0%)
951	Alberto-Culver Co.	24,716
4,216	Avon Products, Inc.	172,772
833	Church & Dwight Co., Inc.	39,409
1,428	Clorox Co. (The)	89,350
4,849	Colgate-Palmolive Co.	369,833
1,253	Estee Lauder Companies, Inc. (The) (Class A)	55,007
948	International Flavors & Fragrances, Inc.	49,495
4,317	Kimberly-Clark Corp.	306,032
861	Nu Skin Enterprises, Inc. (Class A)	14,869
30,791	Procter & Gamble Co. (The)	2,140,590
634	Spectrum Brands, Inc. *	2,733
		3,264,806
	Industrial Conglomerates (3.9%)
6,481	3M Co.	559,699
2,225	Danaher Corp.	190,616
97,338	General Electric Co. **	4,006,432
7,089	Honeywell International, Inc.	428,246
3,093	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	155,733
1,777	ITT Corp.	118,917
641	SPX Corp.	64,933
2,022	Textron, Inc.	139,943
4,736	Tyco International Ltd. (Bermuda)	194,981
8,729	United Technologies Corp.	668,554
489	Walter Industries, Inc.	14,983
		6,543,037

	Industrial Machinery (0.5%)
358	Actuant Corp. (Class A)	24,695
652	Flowserve Corp. *	51,482
719	FuelCell Energy, Inc. *	7,233
767	Graco Inc.	30,189
952	IDEX Corp.	33,720
4,562	Illinois Tool Works Inc.	261,220
534	Kennametal Inc.	48,706
518	Lincoln Electric Holdings, Inc.	37,425
758	Mueller Water Products, Inc. (Class B Shares)	8,020
467	Nordson Corp.	24,985
1,657	Parker Hannifin Corp.	133,173
489	Regal-Beloit Corp.	23,981
931	Roper Industries, Inc.	65,924
377	Tecumseh Products Co. (Class A)	6,812
303	Watts Water Technologies, Inc. (Class A)	8,614
462	Woodward Governor Co.	30,954
		797,133
	Industrial Specialties (0.3%)
669	Buckeye Technologies Inc. *	11,988
407	Cabot Microelectronics Corp. *	16,150
995	Donaldson Co., Inc.	42,646
1,708	Ecolab Inc.	80,566
963	Evergreen Energy Inc.	4,536
689	Ferro Corp.	14,276
870	Fuller (H.B.) Co.	25,604
1,256	GrafTech International Ltd.. *	23,738
543	Headwaters Inc. *	7,792
331	Minerals Technologies, Inc.	23,243
1,546	PPG Industries, Inc.	115,548
315	Rogers Corp. *	15,444
1,514	RPM International, Inc.	32,445
651	Spartech Corp.	10,006
611	Symyx Technologies, Inc. *	5,627
1,300	Valspar Corp. (The)	32,539
325	WD-40 Co.	12,870
		475,018
	Information Technology Services (1.5%)
5,309	Accenture Ltd. (Class A) (Bermuda)	207,316
2,587	BearingPoint, Inc. *	12,392
288	Black Box Corp.	11,514
413	CACI International Inc. (Class A) *	22,240
1,186	CIBER, Inc. *	9,239
1,813	Citrix Systems, Inc. *	77,941
2,686	Cognizant Technology Solutions Corp. (Class A) *	111,361
4,883	Electronic Data Systems Corp. *	105,424
807	Epicor Software Corp. *	9,426
1,044	Henry (Jack) & Associates, Inc.	30,506
14,513	International Business Machines Corp.	1,685,250
557	JDA Software Group, Inc. *	13,903
8,056	Level 3 Communications, Inc. *	24,410
320	ManTech International Corp. (Class A) *	12,723
543	MICROS Systems, Inc. *	38,998
944	Perot Systems Corp. (Class A) *	13,782
639	QAD, Inc.	5,751
1,268	Sapient Corp. *	8,876
275	SRA International, Inc. (Class A) *	7,551
120	Syntel, Inc.	5,110
1,707	TERADATA CORP - W/I	48,701
4,627	Unisys Corp. *	28,132
282	Verint Systems Inc. *	7,073
1,408	Wind River Systems, Inc. *	17,614
		2,515,233
	Insurance Brokers/Services (0.2%)
2,653	AON Corp.	120,234
1,351	Brown & Brown, Inc.	34,032
1,040	ChoicePoint, Inc. *	40,893
898	Crawford & Co. (Class B)	6,008
1,278	Gallagher (Arthur J.) & Co.	34,007
521	Hilb, Rogal & Hobbs Co.	22,960

5,225	Marsh & McLennan Companies, Inc.	135,275
		393,409
	Integrated Oil (5.2%)
21,091	Chevron Corp.	1,930,037
942	Cimarex Energy Co. *	38,160
14,426	ConocoPhillips	1,225,633
57,161	Exxon Mobil Corp.	5,258,240
2,340	Hess Corp.	167,567
1,657	Murphy Oil Corp.	122,005
		8,741,642
	Internet Retail (0.3%)
2,819	Amazon.com, Inc. *	251,314
1,314	Drugstore.com, Inc. *	4,849
1,349	Gamestop Corp (Class A) *	79,888
2,486	IAC/InterActiveCorp. *	73,238
436	Netflix Inc. *	11,541
		420,830
	Internet Software/Services (1.3%)
1,482	Akamai Technologies, Inc. *	58,080
962	Ariba, Inc. *	12,448
4,054	BEA Systems, Inc. *	68,513
1,677	Borland Software Corp. *	7,345
8,571	CMGI Inc. *	12,085
1,798	CNET Networks, Inc. *	14,528
600	Digital River, Inc. *	31,836
1,966	Earthlink, Inc. *	15,551
1,853	Google Inc. (Class A) *	1,310,071
282	GSI Commerce, Inc. *	8,034
393	Internap Network Services Corp. *	6,547
603	J2 Global Communications, Inc. *	20,315
847	Lionbridge Technologies, Inc. *	3,939
141	MicroStrategy Inc. (Class A) *	13,865
1,087	NIC Inc. *	7,913
1,181	Openwave Systems, Inc. *	4,677
620	Packeteer, Inc. *	5,388
698	Progress Software Corp. *	22,832
1,661	RealNetworks, Inc. *	12,059
1,319	S1 Corp. *	11,106
627	Secure Computing Corp. *	6,207
1,271	SonicWALL, Inc. *	13,142
670	Supportsoft, Inc. *	3,216
1,144	United Online, Inc. *	20,134
2,480	VeriSign, Inc. *	84,543
685	Vignette Corporation *	11,809
658	Websense, Inc. *	12,107
12,456	Yahoo! Inc. *	387,382
		2,185,672
	Investment Banks/Brokers (2.2%)
2,039	Ameriprise Financial, Inc.	128,416
1,066	Bear Stearns Companies, Inc. (The)	121,098
9,902	Charles Schwab Corp. (The)	230,122
372	CME GROUP INC	247,845
4,153	E*TRADE Group, Inc. *	46,264
590	eSPEED, Inc (Class A) *	5,994
3,452	Goldman Sachs Group, Inc. (The)	855,820
589	Investment Technology Group, Inc. *	24,679
1,261	Jefferies Group, Inc.	33,707
1,363	Knight Capital Group, Inc. *	18,278
1,305	LaBranche & Co., Inc. *	7,151
5,062	Lehman Brothers Holdings Inc.	320,627
8,665	Merrill Lynch & Co., Inc.	572,063
12,534	Morgan Stanley	843,037
818	Nasdaq Stock Market Inc. *	38,201
488	NYSE Euronext	45,809
1,160	Raymond James Financial, Inc.	43,210
3,184	TD AmeriTrade Holding Corp.	60,942
752	Tradestation Group Inc. *	9,174
		3,652,437

	Investment Managers (0.7%)
374	Affiliated Managers Group, Inc. *	49,200
362	AllianceBernstein Holding LP	30,926
144	BlackRock, Inc. (Class A)	29,801
1,439	Eaton Vance Corp. (Non-Voting)	71,993
1,104	Federated Investors, Inc. (Class B)	47,472
1,663	Franklin Resources, Inc.	215,658
2,132	Janus Capital Group, Inc.	73,575
1,124	Legg Mason, Inc.	93,225
750	Nuveen Investments (Class A)	48,600
2,444	Price (T.) Rowe Group, Inc.	157,003
3,760	State Street Corp.	299,935
1,134	Waddell & Reed Financial, Inc. (Class A)	37,671
		1,155,059
	Investment Trusts/Mutual Funds (0.0%)
244	BP Prudhoe Bay Royalty Trust	18,922
28	Cross Timbers Royalty Trust	1,128
		20,050
	Life/Health Insurance (0.7%)
4,706	AFLAC,Inc.	295,443
181	American National Insurance Co.	23,403
729	Citizens, Inc. *	6,269
513	Delphi Financial Group, Inc. (Class A)	19,879
222	FBL Financial Group, Inc. (Class A)	8,987
4,241	Genworth Financial Inc. (Class A)	115,779
67	Kansas City Life Insurance Co.	3,124
2,611	Lincoln National Corp.	162,848
4,137	MetLife, Inc.	284,832
65	National Western Life Insurance Co. (Class A)	14,123
1,429	Phoenix Companies Ltd.	19,692
261	Presidential Life Corp.	4,596
789	Protective Life Corp.	33,824
351	Reinsurance Group of America, Inc.	20,053
682	StanCorp Financial Group, Inc.	37,599
949	Torchmark Corp.	61,837
514	Universal American Financial Corp. *	12,470
2,953	UnumProvident Corp.	68,923
		1,193,681
	Major Banks (3.8%)
42,718	Bank of America Corp.	2,062,425
10,601	Bank of New York Mellon Corp.	517,859
5,149	BB&T Corp.	190,359
1,597	Comerica, Inc.	74,548
3,841	Huntington Bancshares, Inc.	68,792
3,810	KeyCorp	108,395
6,647	National City Corp.	161,190
3,250	PNC Financial Services Group, Inc.	234,520
2,542	Popular, Inc.	26,818
6,728	Regions Financial Corp.	182,463
3,378	SunTrust Banks, Inc.	245,243
16,662	U.S. Bancorp	552,512
679	UnionBanCal Corp.	36,673
18,822	Wachovia Corp.	860,730
31,916	Wells Fargo & Co.	1,085,463
		6,407,990
	Major Telecommunications (2.7%)
3,631	ALLTEL Corp.	258,346
59,478	AT&T Inc.	2,485,586
3,739	Cincinnati Bell Inc. *	20,265
1,422	Embarq Corp.	75,252
1,276	Primus Telecommunications Group, Inc. *	868
27,775	Sprint Nextel Corp.	474,953
27,414	Verizon Communications, Inc.	1,262,963
		4,578,233
	Managed Health Care (1.2%)
5,354	Aetna, Inc.	300,734
748	AMERIGROUP Corp. *	26,180
716	Centene Corp. *	16,704
3,364	CIGNA Corp.	176,576
1,563	Coventry Health Care, Inc. *	94,265

1,131	Health Net Inc. *	60,633
1,546	Humana, Inc. *	115,873
621	Sierra Health Services, Inc. *	26,268
12,609	UnitedHealth Group Inc.	619,732
200	Wellcare Health Plans Inc. *	4,838
5,966	WellPoint Inc. *	472,686
		1,914,489
	Marine Shipping (0.1%)
603	Alexander & Baldwin, Inc.	31,585
334	General Maritime Corp.	9,412
642	Kirby Corp. *	29,327
391	Overseas Shipholding Group, Inc.	29,090
600	Teekay Shipping Corp.	33,570
663	Tidewater, Inc.	36,246
		169,230
	Media Conglomerates (1.4%)
6,410	CBS Corp. (Class B)	183,967
2,866	Discovery Holding Company (Class A) *	81,710
19,267	Disney (Walt) Co. (The)	667,216
22,081	News Corp. (Class A)	478,495
40,085	Time Warner, Inc.	731,952
5,981	Viacom Inc. (Class B) *	246,955
		2,390,295
	Medical Distributors (0.4%)
1,962	AmerisourceBergen Corp.	92,430
3,910	Cardinal Health, Inc.	265,997
914	Henry Schein, Inc. *	54,749
2,755	McKesson Corp.	182,106
649	Owens & Minor, Inc.	26,310
1,252	Patterson Companies, Inc. *	48,966
750	PSS World Medical, Inc. *	15,150
		685,708
	Medical Specialties (2.2%)
783	Advanced Medical Optics, Inc. *	21,493
1,178	Align Technology, Inc. *	24,385
977	American Medical System Holdings, Inc. *	12,496
181	Analogic Corp.	10,344
1,868	Applera Corp. - Applied Biosystems Group	69,378
1,150	Applera Corp. - Celera Genomics Group *	18,757
403	ArthroCare Corp. *	26,131
961	Bard (C.R.), Inc.	80,349
5,983	Baxter International, Inc.	359,040
682	Beckman Coulter, Inc.	48,299
2,192	Becton, Dickinson & Co.	182,944
31	Bio-Rad Laboratories, Inc. (Class A) *	2,994
11,863	Boston Scientific Corp. *	164,540
639	CONMED Corp. *	18,173
570	Cooper Companies, Inc. (The)	23,940
4,736	Covidien Ltd.	197,018
435	Cyberonics Inc. *	6,308
288	Datascope Corp.	10,405
1,561	DENTSPLY International, Inc.	64,750
702	Edwards Lifesciences Corp. *	35,254
470	Haemonetics Corp. *	24,153
690	Hillenbrand Industries, Inc.	38,102
1,279	Hologic, Inc. *	86,855
1,504	Hospira, Inc. *	62,160
374	IDEXX Laboratories, Inc. *	45,546
773	Immucor, Inc. *	24,929
296	Integra LifeSciences Holding, Inc. *	14,347
395	Intuitive Surgical, Inc. *	129,114
494	Invacare Corp.	13,368
699	Kinetic Concepts, Inc. *	42,010
457	Kyphon Inc. *	32,392
11,322	Medtronic, Inc.	537,116
510	Mentor Corp.	21,711
499	Merit Medical Systems, Inc. *	6,512
1,250	Nektar Therapeutics *	7,475
702	OraSure Technologies, Inc. *	6,367

1,245	Pall Corp.	49,887
355	Penwest Pharmaceuticals Co. *	2,943
1,615	PerkinElmer, Inc.	44,445
908	ResMed, Inc. *	37,618
890	Respironics, Inc. *	44,553
3,432	St. Jude Medical, Inc. *	139,785
936	STERIS Corp.	27,181
2,595	Stryker Corp.	184,245
378	SurModics, Inc. *	21,448
3,932	Thermo Fisher Scientific, Inc. *	231,241
691	Thoratec Corp. *	13,799
1,325	Varian Medical Systems, Inc. *	64,620
517	Ventana Medical Systems, Inc. *	45,496
99	Vital Signs, Inc.	5,237
984	Waters Corp. *	75,748
566	West Pharmaceutical Services, Inc.	23,398
422	Wright Medical Group, Inc. *	11,183
2,283	Zimmer Holdings, Inc. *	158,646
		3,650,628
	Medical/Nursing Services (0.2%)
830	Apria Healthcare Group, Inc. *	20,061
1,033	DaVita, Inc. *	67,341
489	Healthways Inc. *	29,682
1,215	Hooper Holmes, Inc.	2,697
1,005	Lincare Holdings, Inc. *	34,944
653	Pediatrix Medical Group, Inc. *	42,772
1,018	VCA Antech, Inc. *	46,879
		244,376
	Metal Fabrications (0.1%)
1,444	Commercial Metals Co.	45,313
500	General Cable Corp. *	35,995
905	Harsco Corp.	54,861
504	Kaydon Corp.	27,110
444	Mueller Industries, Inc.	15,966
1,053	Timken Co. (The)	35,023
		214,268
	Miscellaneous (0.0%)
4,389	TeleCorp PCS, Inc. (Escrow) (a)	0

	Miscellaneous Commercial Services (0.3%)
721	ABM Industries Inc.	16,958
496	Bright Horizons Family Solutions, Inc. *	19,245
570	Brink’s Co. (The)	35,711
808	CBIZ, Inc. *	7,272
1,372	Cintas Corp.	50,215
909	Copart, Inc. *	34,887
495	Corporate Executive Board Co. (The)	35,269
1,648	Corrections Corporation of America *	46,622
312	Costar Group, Inc. *	17,940
673	Diamond Management & Technology Consultants, Inc.	7,188
686	FTI Consulting Inc. *	37,250
366	G & K Services, Inc. (Class A)	14,838
1,135	IKON Office Solutions, Inc.	14,982
1,766	Iron Mountain Inc. *	61,333
1,044	KRATOS DEFENSE & SECURITY SOL	2,829
697	L-1 Identity Solutions, Inc.	12,943
304	MAXIMUS, Inc.	14,568
799	Navigant Consulting, Inc. *	10,531
278	StarTek, Inc.	2,989
634	TeleTech Holdings, Inc. *	15,806
428	Viad Corp.	15,168
489	Voyager Learning Co.	3,848
		478,392
	Miscellaneous Manufacturing (0.2%)
1,244	Ametek, Inc.	58,468
604	Brady (W.H.) Co. (Class A)	22,288
840	Carlisle Companies, Inc.	33,138
686	Crane Co.	32,544
1,911	Dover Corp.	87,906

478	Mine Safety Appliances Co.	21,888
1,210	Pentair, Inc.	42,822
382	Smith (A.O.) Corp.	14,283
465	Teleflex Inc.	34,043
693	Tredegar Corp.	12,072
253	Valmont Industries, Inc.	24,217
		383,669
	Motor Vehicles (0.3%)
17,812	Ford Motor Co. *	157,992
3,954	General Motors Corp.	154,957
2,555	Harley-Davidson, Inc.	131,583
567	Monaco Coach Corp.	6,577
		451,109
	Movies/Entertainment (0.2%)
715	Cedar Fair, L.P.	17,575
241	Crown Media Holdings, Inc. (Class A) *	1,899
497	International Speedway Corp. (Class A)	22,082
1,351	Liberty Media Holdings (Ser A) *	168,848
654	Regal Entertainment Group (Class A) *	14,761
962	Six Flags, Inc.	3,117
244	Speedway Motorsports, Inc.	8,857
1,282	TiVo Inc. *	9,141
		246,280
	Multi-Line Insurance (1.3%)
21,336	American International Group, Inc.	1,346,728
1,262	Axis Capital Holdings Ltd.	50,152
403	CNA Financial Corp. *	15,971
2,797	Hartford Financial Services Group, Inc. (The)	271,393
1,345	HCC Insurance Holdings, Inc.	40,202
688	Horace Mann Educators Corp.	14,235
4,101	Loews Corp.	201,318
681	Nationwide Financial Services, Inc. (Class A)	36,536
620	PartnerRe Ltd.	51,615
1,137	SAFECO Corp. *	65,832
653	Unitrin, Inc.	30,240
393	Zenith National Insurance Corp.	15,791
		2,140,013
	Office (0.0%)
1,119	Brandywine Realty Trust	28,949

	Office Equipment/Supplies (0.1%)
1,003	Avery Dennison Corp.	58,074
640	HNI Corp.	27,750
588	Kimball International, Inc. (Class B)	7,838
994	Miller (HERMAN), Inc.	27,057
2,090	Pitney Bowes Inc.	83,684
805	Steelcase, Inc. (Class A)	14,385
		218,788
	Oil & Gas Pipelines (0.4%)
480	Buckeye Partners, L.P.	26,635
6,535	El Paso Corp.	115,408
244	Enbridge Energy Management, LLC *	13,376
500	Enbridge Energy Partners LP	26,545
2,509	Enterprise Products Partners L.P.	80,263
834	Kinder Morgan Energy Partners, LP	43,785
725	Kinder Morgan Management, LLC *	36,822
752	Magellan Midstream Parners, L.P.	31,659
462	NuStar Energy L.P.	28,723
674	Plains All American Pipeline, L.P.	37,178
323	TC Pipelines, L.P.	11,890
863	TEPPCO Partners, L.P.	34,744
5,717	Williams Companies, Inc. (The)	208,613
		695,641
	Oil & Gas Production (1.9%)
4,354	Anadarko Petroleum Corp.	256,973
3,065	Apache Corp.	318,178
594	Berry Petroleum Co. (Class A)	28,940
1,279	Cabot Oil & Gas Corp.	50,764
691	Cheniere Energy Inc. *	27,986

3,452	Chesapeake Energy Corp.	136,285
625	Comstock Resources Inc. *	22,844
1,312	Denbury Resources Inc. *	74,259
3,924	Devon Energy Corp.	366,502
647	Encore Acquisition Co. *	23,745
479	Energy Partners, Ltd. *	7,353
2,233	EOG Resources, Inc.	197,844
718	Forest Oil Corp. *	34,888
621	Mariner Energy Inc.	15,525
1,273	Newfield Exploration Co. *	68,538
1,717	Noble Energy, Inc.	131,419
7,983	Occidental Petroleum Corp.	551,226
528	Penn Virginia Corp.	25,555
1,278	Petrohawk Energy Corp. *	23,643
1,270	Pioneer Natural Resources Co. *	64,795
927	Plains Exploration & Production Co. *	47,231
732	Pogo Producing Co.	43,598
760	Quicksilver Resources Inc. *	43,320
1,343	Range Resources Corp.	60,341
1,712	Southwestern Energy Co. *	88,562
776	St. Mary Land & Exploration Co.	32,871
413	Stone Energy Corp. *	18,412
353	Swift Energy Co. *	16,743
1,493	Ultra Petroleum Corp. (Canada) *	105,794
565	Unit Corp. *	26,990
500	Whiting Petroleum Corp. *	27,030
3,479	XTO Energy, Inc.	230,936
		3,169,090
	Oil Refining/Marketing (0.7%)
1,307	Frontier Oil Corp.	59,848
610	Holly Corp.	38,308
6,839	Marathon Oil Corp.	404,390
1,236	Sunoco, Inc.	90,970
1,448	Tesoro Corp.	87,647
5,790	Valero Energy Corp.	407,790
		1,088,953
	Oilfield Services/Equipment (1.8%)
3,199	Baker Hughes Inc.	277,417
3,009	BJ Services Co.	75,797
440	Bristow Group Inc. *	21,952
1,151	Cameron International Corp. *	112,061
316	CARBO Ceramics, Inc.	14,195
466	Compagnie General de Geophysique-Veritas (ADR) (France)	30,588
654	EXTERRAN HOLDINGS INC	55,067
1,426	FMC Technologies, Inc. *	86,458
1,213	Global Industries Ltd. *	29,864
1,270	Grant Prideco, Inc. *	62,433
9,602	Halliburton Co.	378,511
1,010	Helix Energy Solutions Group Inc. *	46,713
3,232	National-Oilwell Varco, Inc. *	236,712
648	Oceaneering International, Inc. *	50,071
562	Oil States International Inc. *	24,273
11,038	Schlumberger Ltd. (Netherlands Antilles)	1,065,940
251	SEACOR Holdings, Inc. *	23,004
1,998	Smith International, Inc.	131,968
1,027	Superior Energy Services, Inc. *	38,081
836	TETRA Technologies, Inc. *	16,461
3,253	Weatherford International Ltd. (Bermuda) *	211,152
389	W-H Energy Services Inc. *	22,391
		3,011,109
	Other Consumer Services (0.7%)
1,393	Apollo Group, Inc. (Class A) *	110,409
674	Autobytel Inc. *	1,739
3,059	Block (H&R), Inc.	66,686
1,161	Career Education Corp. *	41,494
995	Corinthian Colleges, Inc. *	16,308
936	DeVry, Inc. *	51,190
9,885	eBay Inc. *	356,849
2,758	Expedia, Inc. *	90,076

678	First Marblehead Corp. (The)	26,327
331	HealthExtras, Inc. *	9,645
505	ITT Educational Services, Inc. *	64,231
983	MoneyGram International, Inc.	15,679
2,409	Move Inc. *	6,119
200	Nutri/System Inc. *	6,020
339	Pre-Paid Legal Services, Inc. *	20,204
396	Priceline.com Inc.	36,868
107	Renaissance Learning, Inc.	1,500
621	Rollins, Inc.	18,860
3,398	Service Corp. International	49,169
708	Sotheby’s Holdings, Inc. (Class A) *	38,352
1,895	Stewart Enterprises, Inc. (Class A)	17,188
199	Strayer Education, Inc.	37,106
79	TravelCenters of America LLC	2,054
531	Weight Watchers International, Inc.	27,208
		1,111,281
	Other Consumer Specialties (0.1%)
1,413	Fortune Brands, Inc.	118,367
690	Fossil, Inc. *	25,916
518	Matthews International Corp. (Class A)	23,605
335	RC2 Corp. *	9,990
449	Russ Berrie & Co., Inc.	7,858
		185,736
	Other Metals/Minerals (0.1%)
1,993	Hecla Mining Co. *	19,173
825	Olin Corp.	18,794
698	Southern Copper Corp.	97,511
102	Titanium Metals Corp.	3,590
1,335	USEC Inc.	11,748
		150,816
	Packaged Software (3.3%)
451	ACI Worldwide, Inc.	10,314
5,628	Adobe Systems, Inc. *	269,581
780	ANSYS, Inc. *	30,272
2,181	Autodesk, Inc. *	106,651
2,251	BMC Software, Inc. *	76,174
4,377	CA Inc.	115,772
4,482	Compuware Corp. *	44,820
875	Fair Isaac Corp.	33,180
1,372	Informatica Corp. *	23,434
2,980	Intuit Inc. *	95,867
746	Macrovision Corp. *	17,904
695	Magma Design Automation, Inc. *	10,349
611	Manhattan Associates, Inc. *	18,428
1,759	McAfee Inc. *	72,735
84,932	Microsoft Corp.	3,126,347
1,023	NAVTEQ Corp. *	78,976
4,759	Novell, Inc. *	35,978
1,777	Nuance Communications Inc. *	39,289
38,342	Oracle Corp. *	850,042
1,488	Parametric Technology Corp. *	28,421
869	Quest Software, Inc. *	15,121
1,869	Red Hat, Inc. *	40,352
969	Salesforce.com Inc. *	54,623
1,237	Sybase, Inc. *	35,378
9,766	Symantec Corp. *	183,405
2,646	TIBCO Software, Inc. *	24,290
198	Ulticom, Inc. *	1,634
		5,439,337
	Paper & Forest Products (0.0%)
389	ABITIBIBOWATER INC	13,326

	Personnel Services (0.2%)
390	AMN Healthcare Services, Inc. *	7,414
380	CDI Corp.	10,473
485	Gentiva Health Services, Inc. *	9,205
405	Kelly Services, Inc. (Class A)	8,517
682	Korn/Ferry International *	13,067

735	Labor Ready, Inc. *	12,921
868	Manpower, Inc.	64,874
1,216	Monster Worldwide Inc. *	49,345
1,580	MPS Group, Inc. *	19,292
584	Resources Connection Inc. *	13,298
1,755	Robert Half International, Inc.	52,808
1,113	Spherion Corp. *	9,705
		270,919
	Pharmaceuticals: Generic Drugs (0.1%)
320	Abraxis Bioscience Inc. *	7,949
667	Alpharma Inc. (Class A)	13,754
1,015	Barr Pharmaceuticals Inc. *	58,180
2,311	Mylan Laboratories, Inc.	34,757
706	Par Pharmaceutical Cos Inc. *	13,019
1,262	Valeant Pharmaceuticals International	18,362
1,312	Watson Pharmaceuticals, Inc. *	40,095
		186,116
	Pharmaceuticals: Major (4.5%)
14,402	Abbott Laboratories	786,637
18,292	Bristol-Myers Squibb Co.	548,577
9,051	Eli Lilly & Co.	490,112
27,834	Johnson & Johnson	1,813,942
20,624	Merck & Co., Inc.	1,201,554
68,591	Pfizer, Inc.	1,688,025
13,808	Schering-Plough Corp.	421,420
12,489	Wyeth	607,340
		7,557,607
	Pharmaceuticals: Other (0.3%)
2,859	Allergan, Inc.	193,211
717	Columbia Laboratories, Inc. *	1,943
1,310	Endo Pharmaceuticals Holdings, Inc. *	38,383
3,044	Forest Laboratories, Inc. *	118,929
620	Inspire Pharmaceuticals, Inc. *	3,869
330	Inverness Medical Innovations, Inc. *	19,830
2,592	King Pharmaceuticals, Inc. *	27,475
671	KV Pharmaceutical Co. (Class A) *	21,029
730	Medicis Pharmaceutical Corp. (Class A)	21,674
1,028	Perrigo Co.	24,374
554	POZEN Inc. *	5,185
631	Salix Pharmaceuticals, Ltd. *	7,383
680	Sciele Pharma, Inc. *	17,299
1,115	Sepracor, Inc. *	30,707
314	United Therapeutics Corp. *	21,490
		552,781
	Precious Metals (0.4%)
3,814	Coeur D’Alene Mines Corp. *	15,065
2,984	Freeport-McMoRan Copper & Gold, Inc.	351,157
2,195	Goldcorp Inc. (Canada)	77,110
1,153	Meridian Gold Inc. (Canada) *	47,227
3,885	Newmont Mining Corp.	197,591
668	Stillwater Mining Co. *	7,435
		695,585
	Property - Casualty Insurers (1.9%)
3,037	ACE Ltd. (Cayman Islands)	184,073
715	Alfa Corp.	13,013
90	Alleghany Corp. *	35,372
5,993	Allstate Corp. (The)	314,033
809	American Financial Group, Inc.	24,189
418	Arch Capital Group Ltd. *	31,254
1,675	Berkley (W.R.) Corp.	50,401
9	Berkshire Hathaway, Inc. (Class A) *	1,192,500
3,855	Chubb Corp. (The)	205,664
1,517	Cincinnati Financial Corp.	60,346
826	Commerce Group, Inc. (The)	30,141
798	Endurance Specialty Holdings Ltd. (Bermuda)	31,290
456	Erie Indemnity Co. (Class A)	25,946
652	Everest Re Group, Ltd. (ADR) (Bermuda)	69,464
709	Hanover Insurance Group	32,664
221	Harleysville Group, Inc.	6,889

400	Infinity Property & Casualty Corp.	16,088
378	Mercury General Corp.	19,395
164	Midland Co. (The)	10,434
1,139	Montpelier Re Holdings Ltd.	20,388
226	Odyssey Re Holdings Corp.	8,403
2,215	Old Republic International Corp.	33,956
621	Philadelphia Consolidated Holding Corp. *	25,337
700	Platinum Underwriters Holdings Ltd. (ADR) (Bermuda)	25,200
612	PMA Capital Corp. (Class A) *	6,059
6,772	Progressive Corp. (The)	125,282
641	RenaissanceRe Holdings Ltd. (ADR) (Bermuda)	37,396
364	RLI Corp.	21,174
714	Selective Insurance Group, Inc.	17,357
200	State Auto Financial Corp.	5,504
363	Transatlantic Holdings, Inc.	27,054
6,482	Travelers Companies, Inc. (The)	338,425
89	White Mountains Insurance Group, Ltd. (Bermuda)	47,847
1,674	XL Capital Ltd. (Class A) (Cayman Islands)	120,444
		3,212,982
	Publishing: Books/Magazines (0.1%)
635	John Wiley & Sons, Inc. (Class A)	27,927
570	Meredith Corp.	35,483
430	PRIMEDIA INC	3,917
484	Scholastic Corp. *	19,157
		86,484
	Publishing: Newspapers (0.2%)
1,355	Belo Corp. (Series A)	25,068
652	Dow Jones & Co., Inc.	38,996
2,196	Gannett Co., Inc.	93,132
674	Journal Register Co.	1,517
585	Lee Enterprises, Inc.	9,389
757	McClatchy Co. (The) (Class A)	12,559
381	Media General, Inc. (Class A)	10,660
1,803	New York Times Co. (The) (Class A)	35,267
926	Scripps (E.W.) Co. (Class A)	41,679
703	Sun-Times Media Group Inc.	1,554
1,538	Tribune Co.	46,540
85	Triple Crown Media, Inc.	471
66	Washington Post Co. (The) (Class B)	56,034
		372,866
	Pulp & Paper (0.2%)
616	Glatfelter (P.H.) Co.	9,899
4,590	International Paper Co.	169,646
1,869	MeadWestvaco Corp.	62,873
271	Neenah Paper Inc.	9,214
549	Potlatch Corp.	26,165
288	Schweitzer-Mauduit International, Inc.	8,070
581	Wausau Paper Corp.	5,816
		291,683
	Railroads (0.6%)
3,413	Burlington Northern Santa Fe Corp.	297,443
4,093	CSX Corp.	183,244
1,032	Kansas City Southern Industries, Inc. *	39,928
3,860	Norfolk Southern Corp.	199,369
2,481	Union Pacific Corp.	317,667
		1,037,651
	Real Estate Development (0.1%)
1,523	Brookfield Properties Corp. (Canada)	38,029
1,876	CB Richard Ellis Group, Inc. (Class A) *	45,737
731	Forest City Enterprises, Inc. (Class A)	41,609
420	Getty Realty Corp.	11,941
368	Jones Lang LaSalle, Inc.	35,081
775	St. Joe Co. (The)	26,242
144	Tejon Ranch Co. *	5,772
492	W.P. Carey & Co., LLC	17,195
		221,606
	Real Estate Investment Trusts (1.8%)
532	Acadia Realty Trust	14,098
33	Alexander’s, Inc. *	13,264

273	Alexandria Real Estate Equities, Inc.	28,157
861	AMB Property Corp.	56,266
1,530	American Financial Realty Trust	10,312
1,607	Annaly Mortgage Management Inc.	27,464
807	Anthracite Capital, Inc.	6,714
657	Anworth Mortgage Asset Corp.	4,487
1,005	Apartment Investment & Management Co. (Class A)	46,964
701	AvalonBay Communities, Inc.	85,978
500	BioMed Realty Trust, Inc.	11,945
1,036	Boston Properties, Inc.	112,240
743	BPP Liquidating Trust * (a)	37
570	BRE Properties, Inc.	31,236
607	Camden Property Trust	37,846
808	CBL & Associates Properties, Inc.	26,753
656	Colonial Properties Trust	20,552
574	Corporate Office Properties Trust	23,723
643	Cousins Properties, Inc.	18,512
1,041	Developers Diversified Realty Corp.	52,466
1,291	Duke Realty Corp.	41,506
358	EastGroup Properties, Inc.	17,069
393	Entertainment Properties Trust	21,564
263	Equity Lifestyle Properties, Inc.	13,213
649	Equity One, Inc.	16,991
2,711	Equity Residential	113,266
278	Essex Property Trust, Inc.	34,314
567	Federal Realty Investment Trust	50,021
703	FelCor Lodging Trust, Inc.	14,721
620	First Industrial Realty Trust, Inc.	25,265
2,226	Friedman, Billings, Ramsey Group, Inc.	9,572
2,137	General Growth Properties, Inc.	116,167
583	Glimcher Realty Trust	12,943
1,431	HCP INC	48,711
758	Health Care REIT, Inc.	33,572
675	Healthcare Realty Trust, Inc.	17,847
719	Highwoods Properties, Inc.	25,855
419	Home Properties, Inc.	21,545
747	Hospitality Properties Trust	29,581
4,575	Host Hotels & Resorts Inc.	101,382
2,742	HRPT Properties Trust	25,747
1,085	Impac Mortgage Holdings, Inc.	1,215
672	Investors Real Estate Trust	7,291
1,205	iStar Financial Inc.	36,765
357	Kilroy Realty Corp.	23,219
2,048	Kimco Realty Corp.	85,033
600	KKR Financial Holdings LLC	9,366
200	LaSalle Hotel Properties	8,264
686	Lexington Corporate Properties Trust	13,576
919	Liberty Property Trust	34,573
634	Macerich Co. (The)	54,340
687	Mack-Cali Realty Corp.	27,198
597	Maguire Properties, Inc.	16,268
381	Mid-America Apartment Communities, Inc.	19,812
522	National Health Investors, Inc.	15,289
845	National Retail Properties Inc.	21,421
919	Nationwide Health Properties, Inc.	28,691
617	New Century Financial Corp.	25
124	NovaStar Financial, Inc.	655
202	Parkway Properties, Inc.	8,686
541	Pennsylvania Real Estate Investment Trust	20,639
1,828	Plum Creek Timber Co., Inc.	81,657
585	Post Properties, Inc.	23,985
2,240	ProLogis	160,698
264	PS Business Parks, Inc. (Class A)	15,391
1,262	Public Storage, Inc.	102,184
486	RAIT Investment Trust	4,423
912	Rayonier Inc.	44,040
1,151	Realty Income Corp.	34,001
375	Redwood Trust, Inc.	9,881
672	Regency Centers Corp.	48,035

134	Saul Centers, Inc.	7,346
913	Senior Housing Properties Trust	20,469
2,079	Simon Property Group, Inc.	216,445
515	SL Green Realty Corp.	62,140
261	Sovran Self Storage, Inc.	12,348
359	Sun Communities, Inc.	10,950
500	Sunstone Hotel Investors, Inc.	13,905
404	Tanger Factory Outlet Centers, Inc.	17,016
712	Taubman Centers, Inc.	41,915
1,220	Thornburg Mortgage Asset Corp.	12,810
1,431	UDR, Inc.	33,972
1,141	Ventas, Inc.	48,937
1,230	Vornado Realty Trust	137,416
686	Washington Real Estate Investment Trust	24,161
915	Weingarten Realty Investors	35,008
		3,071,325
	Recreational Products (0.4%)
2,944	Activision, Inc. *	69,626
426	Arctic Cat, Inc.	6,143
225	Atari, Inc.	565
1,150	Brunswick Corp.	25,657
1,019	Callaway Golf Co.	17,649
2,828	Electronic Arts Inc. *	172,847
1,752	Hasbro, Inc.	52,297
594	Leapfrog Enterprises, Inc. (Class A) *	4,449
705	Marvel Entertainment, Inc. *	17,442
3,772	Mattel, Inc.	78,797
635	Polaris Industries Inc.	31,229
914	Scientific Games Corp. (Class A) *	33,041
1,136	Take-Two Interactive Software, Inc. *	21,334
559	Thor Industries, Inc.	26,832
914	THQ, Inc. *	24,760
549	Winnebago Industries, Inc.	14,153
501	WMS Industries, Inc. *	17,370
		614,191
	Regional Banks (1.1%)
162	1st Source Corp.	3,117
191	Alabama National BanCorporation	15,055
450	Amcore Financial, Inc.	10,670
1,284	Associated Banc-Corp.	37,056
983	BancorpSouth, Inc.	23,848
617	Bank of Hawaii Corp.	32,800
376	BOK Financial Corp.	20,507
444	Boston Private Financial Holdings, Inc.	12,769
322	Capital City Bank Group, Inc.	9,077
612	Cathay General Bancorp, Inc.	18,954
313	Central Pacific Financial Corp.	7,021
507	Chemical Financial Corp.	12,675
709	Chittenden Corp.	25,255
1,264	Citizens Banking Corp.	19,238
325	City Holding Co.	12,288
513	City National Corp.	34,679
1,687	Colonial BancGroup, Inc. (The)	32,357
1,729	Commerce Bancorp, Inc.	70,457
723	Commerce Bancshares, Inc.	34,104
506	Community Bank System, Inc.	10,580
546	Corus Bankshares, Inc.	6,017
690	Cullen/Frost Bankers, Inc.	36,694
1,132	CVB Financial Corp.	13,267
712	East West Bancorp, Inc.	24,023
852	F.N.B. Corp.	14,160
4,406	Fifth Third Bancorp	137,820
1,175	First Bancorp (Puerto Rico)	10,328
627	First Charter Corp.	18,998
94	First Citizens BancShares, Inc. (Class A)	15,306
1,068	First Commonwealth Financial Corp.	12,271
309	First Community Bancorp	15,048
753	First Financial Bancorp	8,848
216	First Financial Bankshares, Inc.	8,430

264	First Financial Corp. (Indiana)	8,097
1,286	First Horizon National Corp.	33,539
361	First Merchants Corp.	7,960
724	First Midwest Bancorp, Inc.	24,384
1,073	FirstMerit Corp.	22,748
509	Flagstar Bancorp	4,118
697	Frontier Financial Corp.	15,466
2,148	Fulton Financial Corp.	28,160
832	Glacier Bancorp, Inc.	16,923
394	Hancock Holding Co.	14,984
537	Harleysville National Corp.	8,093
285	Independent Bank Corp.- Massachusetts	8,430
751	International Bancshares Corp.	16,417
291	Irwin Financial Corp.	2,805
700	M&T Bank Corp.	69,636
1,903	Marshall & Ilsley Corp.	81,258
348	Midwest Banc Holdings, Inc.	4,628
716	National Penn Bancshares, Inc.	12,072
536	NBT Bancorp, Inc.	13,223
1,904	Northern Trust Corp.	143,200
942	Old National Bancorp	15,741
416	Oriental Financial Group, Inc.	5,196
619	Pacific Capital Bancorp	12,832
190	Park National Corp.	15,059
370	Prosperity Bancshares, Inc.	11,958
543	Provident Bankshares Corp.	13,396
528	R&G Financial Corp. (Class B) (Puerto Rico)	776
380	S & T Bancorp, Inc.	12,586
283	Sandy Spring Bancorp, Inc.	8,411
94	Santander BanCorp. (Puerto Rico)	1,288
1,093	South Financial Group, Inc. (The)	22,581
366	Sterling Bancorp	5,377
1,244	Sterling Bancshares, Inc.	15,177
516	Sterling Financial Corp.	9,469
215	Suffolk Bancorp	7,101
726	Susquehanna Bancshares, Inc.	14,643
509	SVB Financial Group *	26,361
2,602	Synovus Financial Corp.	68,589
1,479	TCF Financial Corp.	33,677
1,233	Trustco Bank Corp. of New York	12,996
597	Trustmark Corp.	16,113
1,259	UCBH Holdings, Inc.	21,491
540	UMB Financial Corp.	22,680
704	Umpqua Holdings Corp.	11,919
591	United Bankshares, Inc.	17,907
625	United Community Banks, Inc.	13,838
1,489	Valley National Bancorp	30,495
391	WesBanco, Inc.	9,020
456	Westamerica Bancorporation	21,924
831	Whitney Holding Corp.	21,323
750	Wilmington Trust Corp.	27,278
364	Wintrust Financial Corp.	13,373
1,004	Zions Bancorporation	59,346
		1,899,779
	Restaurants (1.0%)
1,114	Applebee’s International, Inc.	28,229
580	Bob Evans Farms, Inc.	16,344
1,470	Brinker International, Inc.	37,323
390	CBRL Group, Inc.	15,561
419	CEC Entertainment, Inc. *	12,486
1,089	Cheesecake Factory, Inc. (The) *	24,426
1,074	CKE Restaurants, Inc. *	17,377
1,410	Darden Restaurants, Inc.	60,630
195	IHOP Corp.	12,349
1,006	Jack in the Box Inc. *	31,558
1,074	Krispy Kreme Doughnuts, Inc. *	3,437
287	Landry’s Restaurants, Inc.	8,243
11,945	McDonald’s Corp.	713,117
397	P.F. Chang’s China Bistro, Inc. *	11,557

419	Panera Bread Co. (Class A) *	17,175
396	Papa John’s International, Inc. *	9,227
297	Red Robin Gourmet Burgers Inc. *	11,886
900	Ruby Tuesday, Inc.	14,373
1,222	Sonic Corp. *	30,281
7,194	Starbucks Corp. *	191,936
528	The Steak n Shake Co. *	7,999
1,634	Tim Hortons, Inc. (Canada)	61,929
545	Triarc Companies, Inc. (Class B)	6,104
1,245	Wendy’s International, Inc.	43,276
5,077	Yum! Brands, Inc.	204,451
		1,591,274
	Savings Banks (0.4%)
355	Anchor Bancorp Wisconsin, Inc.	8,733
1,061	Astoria Financial Corp.	27,575
688	Bank Mutual Corp.	7,644
713	BankAtlantic Bancorp, Inc. (Class A)	2,930
578	BankUnited Financial Corp.	4,988
963	Brookline Bancorp, Inc.	10,362
376	Capitol Federal Financial	12,419
70	Charter Financial Corp.	3,535
778	Dime Community Bancshares	11,195
252	Downey Financial Corp.	10,264
1,427	First Niagara Financial Group, Inc.	18,836
270	Firstfed Financial Corp. *	11,551
5,028	Hudson City Bancorp, Inc.	78,738
470	MB Financial, Inc.	15,670
984	Net.B@nk, Inc.	30
2,581	New York Community Bancorp, Inc.	48,032
1,488	Newalliance Bancshares Inc.	20,817
221	Northwest Bancorp, Inc.	6,508
1,697	People’s United Financial Inc.	30,173
263	PFF Bancorp, Inc.	2,801
589	Provident Financial Services, Inc.	9,330
3,803	Sovereign Bancorp, Inc.	54,877
475	Sterling Financial Corp. *	10,688
2,027	W. Holding Co., Inc. (Puerto Rico)	4,257
1,218	Washington Federal, Inc.	29,427
9,287	Washington Mutual, Inc.	258,922
666	Webster Financial Corp.	24,136
		724,438
	Semiconductors (2.2%)
487	Actel Corp. *	5,547
4,527	Advanced Micro Devices, Inc. *	59,213
3,563	Altera Corp.	69,906
584	Amis Holdings, Inc. *	4,479
3,435	Analog Devices, Inc.	114,935
5,629	Atmel Corp. *	27,526
4,094	Broadcom Corp. (Class A) *	133,260
1,500	Cirrus Logic, Inc. *	9,225
5,973	Conexant Systems, Inc. *	7,645
1,767	Cypress Semiconductor Corp. *	64,584
564	DSP Group, Inc. *	8,906
755	ESS Technology, Inc. *	1,223
738	Exar Corp. *	8,974
1,563	Fairchild Semiconductor Corp. (Class A) *	28,525
617	Genesis Microchip, Inc. *	4,553
2,283	Integrated Device Technology, Inc. *	30,661
546	Integrated Silicon Solution, Inc. *	3,620
54,447	Intel Corp.	1,464,624
808	International Rectifier Corp. *	26,971
1,470	Intersil Corp. (Class A)	44,600
1,569	Lattice Semiconductor Corp. *	6,558
2,863	Linear Technology Corp.	94,536
9,133	LSI Logic Corp. *	60,278
4,413	Marvell Technology Group, Ltd. (Bermuda) *	79,566
2,995	Maxim Integrated Products, Inc.	81,165
1,205	Micrel, Inc. *	10,905
2,118	Microchip Technology Inc.	70,254

6,730	Micron Technology, Inc. *	70,732
860	Microsemi Corp. *	22,885
1,972	Mindspeed Technologies Inc. *	3,451
3,156	National Semiconductor Corp.	79,342
4,841	NVIDIA Corp. *	171,275
1,616	ON Semiconductor Corp. *	16,483
2,635	PMC - Sierra, Inc. *	23,741
1,228	Rambus Inc. *	24,302
2,259	RF Micro Devices, Inc. *	14,051
834	Semtech Corp. *	14,270
655	Sigmatel Corp. *	2,004
1,328	Silicon Image, Inc. *	8,459
564	Silicon Laboratories Inc. *	24,647
1,703	Silicon Storage Technology, Inc. *	5,654
2,306	Skyworks Solutions, Inc. *	21,261
328	Standard Microsystems Corp. *	12,792
14,584	Texas Instruments Inc.	475,438
2,107	TriQuint Semiconductor, Inc. *	13,211
5,450	Vitesse Semiconductor Corp. *	6,050
3,214	Xilinx, Inc.	78,422
743	Zoran Corp. *	18,947
		3,629,656
	Services to the Health Industry (0.6%)
262	Advisory Board Co. (The) *	16,823
621	Albany Molecular Research, Inc. *	11,234
759	Cerner Corp. *	45,206
672	Covance, Inc. *	55,440
840	Eclipsys Corp. *	18,950
914	eResearch Technology, inc. *	10,145
2,396	Express Scripts, Inc. *	151,188
3,125	Hlth Corp.	44,094
1,938	IMS Health Inc.	48,857
1,152	Laboratory Corp. of America Holdings *	79,200
2,811	Medco Health Solutions Inc. *	265,302
775	Odyssey Healthcare, Inc. *	7,944
1,200	Omnicare, Inc.	35,400
501	PAREXEL International Corp. *	23,046
1,083	Pharmaceutical Product Development, Inc.	45,746
1,492	Quest Diagnostics Inc.	79,345
1,018	Stericycle, Inc. *	59,380
306	VistaCare, Inc. (Class A) *	2,020
		999,320
	Specialty Insurance (0.2%)
998	Ambac Financial Group, Inc.	36,756
1,031	Assurant, Inc.	60,252
256	CNA Surety Corp. *	5,066
2,149	Fidelity National Financial, Inc. (Class A)	33,073
943	First American Financial Corp.	28,384
191	LandAmerica Financial Group, Inc.	5,308
95	Markel Corp. *	51,606
1,289	MBIA Inc.	55,479
821	MGIC Investment Corp.	15,895
909	PMI Group, Inc. (The)	14,571
482	Proassurance Corp.	26,577
799	Radian Group, Inc.	10,059
349	Stewart Information Services Corp.	10,121
279	Triad Guaranty, Inc.	2,249
		355,396
	Specialty Stores (0.6%)
376	AC Moore Arts & Crafts, Inc.	6,287
1,162	Advance Auto Parts, Inc.	39,647
249	Asbury Automotive Group Inc.	4,564
1,573	AutoNation, Inc.	27,826
589	AutoZone, Inc.	73,277
722	Barnes & Noble, Inc.	27,898
2,623	Bed Bath & Beyond Inc.	89,025
997	Borders Group, Inc.	15,374
2,237	CarMax Inc.	46,686
445	Cost Plus, Inc.	1,304

987	CSK Auto Corp.	11,252
802	Dick’s Sporting Goods, Inc.	26,763
295	Group 1 Automotive, Inc.	9,160
428	Haverty Furniture Companies, Inc.	3,638
675	Hibbett Sports, Inc.	15,923
450	Jo-Ann Stores, Inc.	8,672
2,764	Office Depot, Inc.	51,853
794	OfficeMax Inc.	25,130
1,273	O’Reilly Automotive, Inc.	42,034
694	Penske Automotive Group, Inc.	15,462
1,002	Pep Boys-Manny Moe & Jack	14,739
1,481	PetSmart, Inc.	44,356
1,229	Pier 1 Imports, Inc.	6,256
635	Regis Corp.	21,336
295	Sharper Image Corp. *	826
673	Sonic Automotive, Inc.	17,000
6,847	Staples, Inc.	159,809
1,417	Tiffany & Co.	76,773
466	Tractor Supply Co. *	19,311
457	Tuesday Morning Corp.	3,482
388	West Marine, Inc. *	4,187
1,100	Williams-Sonoma, Inc. *	34,584
581	Zale Corp. *	12,247
		956,681
	Specialty Telecommunications (0.4%)
3,941	American Tower Corp. (Class A) *	174,113
1,071	CenturyTel, Inc.	47,178
3,731	Citizens Communications Co.	49,100
2,127	Crown Castle International Corp. *	87,356
1,043	General Communication, Inc. (Class A) *	12,234
889	MasTec, Inc. *	14,037
1,006	Premiere Global Services Inc *	16,579
14,416	Qwest Communications International, Inc. *	103,507
284	SureWest Communications	7,520
907	Time Warner Telecom Inc. (Class A) *	21,079
2,279	Virgin Media Inc.	50,389
4,283	Windstream Corp.	57,606
		640,698
	Steel (0.4%)
1,360	AK Steel Holding Corp. *	68,177
855	Allegheny Technologies, Inc.	87,355
250	Carpenter Technology Corp.	36,228
615	Cleveland-Cliffs, Inc.	58,825
2,630	Nucor Corp.	163,113
454	Quanex Corp.	18,700
736	Reliance Steel & Aluminum Co.	42,946
319	Schnitzer Steel Industries, Inc.	21,076
1,080	Steel Dynamics, Inc.	57,478
1,001	United States Steel Corp.	108,008
1,117	Worthington Industries, Inc.	27,925
		689,831
	Telecommunication Equipment (1.3%)
1,422	ADC Telecommunications, Inc. *	26,591
783	ADTRAN, Inc.	18,847
2,286	Andrew Corp. *	33,513
1,412	Arris Group, Inc. *	16,238
2,292	Avanex Corp. *	4,240
708	C-COR Inc. *	8,680
1,047	Ciena Corp. *	50,109
647	CommScope, Inc. *	30,519
408	Comtech Telecommunications Corp. *	22,134
14,485	Corning Inc. *	351,551
605	Ditech Networks, Inc. *	3,007
1,109	Garmin Ltd. (Cayman Islands)	119,107
1,130	Harmonic, Inc. *	13,922
1,314	Harris Corp.	79,576
380	Harris Stratex Networks, Inc. (Class B Shares)	7,266
878	InterDigital, Inc.	18,868
668	Intervoice, Inc. *	6,546

23,317	Motorola, Inc.	438,126
442	Oplink Communications Inc. *	6,683
803	Plantronics, Inc.	21,962
1,008	Polycom, Inc. *	28,204
1,357	Powerwave Technologies, Inc. *	7,545
15,691	QUALCOMM, Inc.	670,476
4,391	Sonus Networks, Inc. *	30,298
3,173	Sycamore Networks, Inc. *	13,549
983	Tekelec *	12,976
4,343	Tellabs, Inc. *	38,262
1,501	Trimble Navigation Ltd. *	62,592
512	ViaSat, Inc. *	15,616
911	Westell Technologies, Inc. (Class A) *	1,758
		2,158,761
	Textiles (0.0%)
328	Albany International Corp. (Class A)	12,300

	Tobacco (1.0%)
19,386	Altria Group, Inc.	1,413,821
831	Loews Corp.- Carolina Group	71,283
1,540	Reynolds American, Inc.	99,222
461	Universal Corp.	22,469
1,596	UST, Inc.	85,099
394	Vector Group Ltd.	8,621
		1,700,515
	Tools/Hardware (0.1%)
705	Black & Decker Corp.	63,387
689	Briggs & Stratton Corp.	15,509
699	Snap-On, Inc.	34,887
903	Stanley Works (The)	51,968
620	Toro Co. (The)	34,509
		200,260
	Trucking (0.1%)
369	Arkansas Best Corp.	10,129
1,040	Heartland Express, Inc.	14,498
1,513	Hunt (J.B.) Tansport Services, Inc.	41,940
672	Knight Transportation, Inc.	10,732
760	Landstar System, Inc.	31,988
398	Old Dominion Freight Line, Inc. *	8,991
927	Werner Enterprises, Inc.	17,632
750	YRC Worldwide Inc.	18,435
		154,345
	Trucks/Construction/Farm Machinery (0.9%)
1,181	AGCO Corp. *	70,482
6,280	Caterpillar Inc.	468,551
713	Cummins Inc.	85,531
2,169	Deere & Co.	335,978
869	Federal Signal Corp.	11,636
500	Gardner Denver Inc. *	18,065
1,191	Joy Global Inc.	69,149
1,362	Manitowoc Co., Inc.	67,092
28	NACCO Industries, Inc. (Class A)	2,901
778	OshKosh Truck Corp.	42,168
3,469	PACCAR, Inc.	192,738
1,014	Terex Corp. *	75,259
868	Trinity Industries, Inc.	31,370
504	Wabash National Corp.	5,116
592	Wabtec Corp.	22,218
		1,498,254
	Water Utilities (0.1%)
1,456	Aqua America Inc.	33,867
331	California Water Service Group	14,693
1,158	Nalco Holding Co. *	28,788
		77,348
	Wholesale Distributors (0.2%)
489	Applied Industries Technologies, Inc.	17,335
1,731	Genuine Parts Co.	84,940
797	Grainger (W.W.), Inc.	71,666
485	Handleman Co.	1,140

657	MSC Industrial Direct Co., Inc. (Class A)		32,002
724	Pool Corp.		17,072
366	School Specialty, Inc. *		12,353
453	United Stationers, Inc. *		26,233
572	WESCO International, Inc. *		26,684
			289,425
	Wireless Telecommunications (0.2%)
472	Centennial Communications Corp. (Class A) *		4,833
2,020	Dobson Communications Corp. (Class A) *		26,139
200	Leap Wireless Intl Inc. *		14,262
1,300	NII Holdings Inc. *		75,400
1,106	SBA Communications Corp. *		39,374
118	SunCom Wireless Holdings, Inc. (Class A)		3,081
1,068	Telephone & Data Systems, Inc.		74,546
301	United States Cellular Corp. *		28,339
			265,974

	TOTAL COMMON STOCKS (Cost $104,873,466)		164,012,192

NUMBER OF
WARRANTS
	WARRANTS (0.0%)
	Aerospace & Defense (0.0%)
237	Raytheon Co (expire 06/16/11) *		6,517

	Internet Retail (0.0%)
488	Expedia Inc. (expire 02/04/09) *		9,901
488	IAC/InterActiveCorp. (expire 02/04/09) *		7,296
			17,197

	TOTAL WARRANTS (Cost $7,460)		23,714

NUMBER OF
SHARES (000)	Short-Term Investment (b) (1.6%)
	Investment Company
2,753	Morgan Stanley Institutional Liquidity Money Market
	Portfolio - Institutional Class (Cost $2,752,755)		2,752,755

	TOTAL INVESTMENTS
	(Cost $107,633,681)(c) (d)	99.9%	166,788,661
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	127,894
	NET ASSETS	100.0%	$166,916,555

______________
ADR	American Depositary Receipt.
*	Non-income producing security.
**	A portion of this security is segregated in connection with open futures contracts in the amount of $71,400.
+	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a)

Securities with total market values equal to $37 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(b)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $37,305 for the period ended October 31, 2007.

(c)	Securities have been designated as collateral in an amount equal to $1,567,545 in connection with open futures contracts.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at October 31, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
21	Long	Russell 2000 E-Mini Index,	$1,747,830	$108,852
		December 2007

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Total Market Index Fund

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer December 20, 2007

/s/ Francis Smith
Francis Smith Principal Financial Officer December 20, 2007

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Exhibit 3 A1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Total Market Index Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: December 20, 2007
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

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Exhibit 3 A2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Total Market Index Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: December 20, 2007
/s/ Francis Smith
Francis Smith Principal Financial Officer

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